Document and Entity Information	19 Months Ended
Oct. 31, 2014
Document And Entity Information
Entity Registrant Name	i minerals inc
Entity Central Index Key	0001405663
Document Type	10-12G/A
Document Period End Date	Oct. 31, 2014
Amendment Flag	true
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	77,273,132
Amendment Description	Amendment No. 1 to FORM 10
Document Fiscal Year Focus	2014